Accounts Receivable (Schedule Of Accounts Receivable Net Of Allowance For Doubtful Accounts) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	$ 144,083	$ 141,098
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	137,498	137,833
U.S. Government And Prime Contractors [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, Total	$ 6,585	$ 3,265